RESTATEMENT - Net loss (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net loss
Transaction costs allocated to warrant liabilities			$ 1,583,878
Net income (loss)	$ (2,660,294)	$ 16,083,886	(1,767,451)	$ 13,423,592
Previously Reported [Member]
Net loss
Net income (loss)			(183,573)
Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities
Net loss
Transaction costs allocated to warrant liabilities			1,583,878
Net income (loss)			(1,583,878)
Class A Ordinary Share
Net loss
Net income (loss)			$ 0
Basic and diluted net income per ordinary shares	$ 0.00		$ 0.00	$ 0.00
Class B Ordinary Share
Net loss
Net income (loss)			$ 0
Basic and diluted net income per ordinary shares	$ (0.30)		$ (0.23)	$ 1.56
Class B Ordinary Share | Previously Reported [Member]
Net loss
Basic and diluted net income per ordinary shares			(0.02)
Class B Ordinary Share | Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities
Net loss
Basic and diluted net income per ordinary shares			$ (0.21)